NOTES PAYABLE - Schedule of Notes Payable (Details) $ in Thousands	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 883,938	$ 696,486
Unamortized discount and debt issuance costs	(4,214)	(3,187)
Fair value adjustment on convertible notes	190,273	34,910
Total notes payable, net	1,069,997	728,209
Kentucky note | Notes Payable
Debt Instrument [Line Items]
Notes payable	784	1,032
Genesis loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	0	552
NYDIG loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	48,642	67,435
Stockholder loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	10,000	10,000
Trinity loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	26,148	19,641
Bremer loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	20,116	15,066
Blockfi loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	60,652	60,000
Anchor Labs loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	30,016	0
Mass Mutual Barings loans | Notes Payable
Debt Instrument [Line Items]
Notes payable	65,550	0
B. Riley Bridge Notes | Notes Payable
Debt Instrument [Line Items]
Notes payable	75,000	0
Liberty loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 8,676	0
Secured Convertible Notes
Debt Instrument [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	2
Convertible debt, present value of future minimum payments	$ 455,100	441,700
Secured Convertible Notes | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 227,528	220,871
Other Convertible Notes
Debt Instrument [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	1
Other Convertible Notes | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 308,753	301,226
Other | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 2,073	$ 663